Accrued Liabilities and Other Payables - Schedule of Accrued Liabilities and Other Payables (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Liabilities and Other Payables [Abstract]
Accrued FINRA fine	[1]		$ 83,700
Accrued interest	[2]	78,791	6,472,292
Accrued taxes			24,525
Others		5,608	21,425
Total		$ 84,399	$ 6,601,942

[1]	See Note 15.
[2]	Accrued interest payable was primarily attributable to convertible promissory notes, amounted to $78,791 and $6,472,292 as of December 31, 2025 and 2024, respectively. See Note 11.